Intangible Assets and Goodwill (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Intangible Assets and Goodwill (Textuals)
Amortization expense of amortizable intangible assets	$ 1,398	$ 1,363	$ 1,146
Estimated amortization expense per year	$ 1,300
Patents And Trademarks [Member]
Intangible Assets and Goodwill (Textuals)
Finite-Lived Intangible Assets, Weighted-Average Useful Life	17 years
Customer relationships and other intangible assets [Member]
Intangible Assets and Goodwill (Textuals)
Finite-Lived Intangible Assets, Weighted-Average Useful Life	24 years